Divestitures and Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2013
Divestitures and Assets held for sale
Major classes of assets held for sale
The major classes of assets held for sale for a portion of the Bucyrus distribution business were as follows:

	December 31,
(Millions of dollars)	2013	2012	2011
Receivables – trade and other	$—	$—	$25
Inventories	14	30	109
Current assets held for sale	$14	$30	$134

Property, plant and equipment – net	$5	$—	$28
Intangible assets	44	32	186
Goodwill	45	52	296
Non-current assets held for sale	$94	$84	$510